Document and Entity Information Document	May 15, 2020
Cover Page [Abstract]
Entity Central Index Key	0000704051
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Registrant Name	Legg Mason, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-8529
Entity Tax Identification Number	52-1200960
Entity Address, Address Line One	100 International Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	539-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	LM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false